PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.    PROPERTY, PLANT AND EQUIPMENT

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2016
Opening net carrying amount	27,097,190	51,266,390	818,625	124,497	12,682,514	91,989,216
Currency translation differences	239	258	159	39	—	695
Reclassifications and internal transfers	3,041,286	1,412,368	18,750	4,485	(4,476,889)	—
Transfer to intangible assets	—	—	—	—	(52,716)	(52,716)
Transfer to land use rights	—	—	—	—	(156,752)	(156,752)
Additions	4,755	1,403,380	17,335	7,261	8,408,684	9,841,415
Disposals	(761,184)	(3,098,579)	(25,420)	(3,238)	(230,608)	(4,119,029)
Depreciation	(1,491,627)	(4,875,314)	(176,383)	(34,190)	—	(6,577,514)
Impairment losses	(28,670)	(28,326)	(59)	(25)	—	(57,080)
Closing net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235
As at December 31, 2016
Cost	43,221,788	90,645,929	2,938,562	524,045	16,770,699	154,101,023
Accumulated depreciation and impairment	(15,359,799)	(44,565,752)	(2,285,555)	(425,216)	(596,466)	(63,232,788)
Net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2017
Opening net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235
Reclassifications and internal transfers	5,334,951	9,722,364	9,064	11,439	(15,077,818)	—
Transfer to intangible assets (note 5)	—	—	—	—	(76,179)	(76,179)
Transfer to land use rights (note 8)	—	—	—	—	(396,398)	(396,398)
Transfer to investment properties (note 7)	(157,150)	—	—	—	—	(157,150)
Additions	8,224	1,027,337	32,257	7,052	9,602,020	10,676,890
Acquisition of a subsidiary	889,597	2,600,315	3,410	1,714	99,934	3,594,970
Disposal of subsidiaries	(86,945)	(62,814)	(5,269)	(2,114)	(108,479)	(265,621)
Disposals	(37,678)	(1,140,081)	(12,437)	(1,123)	(334,329)	(1,525,648)
Depreciation	(1,575,776)	(4,857,954)	(144,508)	(28,045)	—	(6,606,283)
Impairment losses	—	(15,632)	—	—	—	(15,632)
Currency translation differences	(155)	(196)	(60)	(58)	—	(469)
Closing net carrying amount	32,237,057	53,353,516	535,464	87,694	9,882,984	96,096,715
As at December 31, 2017
Cost	48,882,784	101,507,889	2,860,597	502,779	9,994,982	163,749,031
Accumulated depreciation and impairment	(16,645,727)	(48,154,373)	(2,325,133)	(415,085)	(111,998)	(67,652,316)
Net carrying amount	32,237,057	53,353,516	535,464	87,694	9,882,984	96,096,715

For the years ended December 31, 2015, 2016 and 2017, depreciation expenses recognized in profit or loss are analyzed as follows:

	2015	2016	2017
Cost of sales	6,749,735	6,386,276	6,440,128
General and administrative expenses	172,524	181,708	159,230
Selling and distribution expenses	22,731	9,530	6,925
	6,944,990	6,577,514	6,606,283

As at December 31, 2017, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB6,942 million (December 31, 2016: RMB6,759 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements. As at December 31, 2017, the carrying value of these buildings only represented approximately 3.47% of the Group’s total asset value (December 31, 2016: 3.55%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above property, plant and equipment, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2017, interest expenses of RMB344 million (2015: RMB522 million, 2016: RMB414 million) arising from borrowings attributable to the construction of property, plant and equipment during the year were capitalised at an annual rate ranging from 4.41% to 8.00%  (2015: 4.90% to 6.55%, 2016: 3.85% to 6.00%) (note 28), and were included in additions to property, plant and equipment.

As at December 31, 2017, the Group has pledged property, plant and equipment at a net carrying value amounting to RMB5,799 million (December 31, 2016: RMB6,541 million)  for bank and other borrowings as set out in note 24 to the financial statements.

As at December 31, 2017, the carrying value of temporarily idle property, plant and equipment of the Group was RMB2,530 million (December 31, 2016: RMB2,828 million).

The net carrying amounts of the Group’s fixed assets held under finance leases included in the total amounts of the machinery and construction in progress at December 31, 2017 were RMB9,955 million (2016: RMB7,200 million) and RMB100 million (2016: RMB194 million), respectively. The accumulated depreciation of the Group’s fixed assets held under finance lease amounted to RMB1,908 million (2016: RMB1,703 million).

Impairment tests for property, plant and equipment

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual plant or entity. The carrying values of these individual plants or entities were compared to the recoverable amounts of the CGUs, which were based predominantly on value-in-use. Value-in-use calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five‑year period are extrapolated using the same cash flow projections of the fifth year. Other key assumptions applied in the impairment testing include the expected product price, demand for the products, product cost and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a pre-tax and non-inflation rate of 10.16% (2016: 10.16%) that reflects specific risks related to the CGUs as discount rates. The assumptions above are used in analysing the recoverable amounts of the CGUs within operating segments.

For the CGUs with indicators of impairment identified, the assets were not further impaired during the current year based on the impairment testing (2016: nil).

In addition to the CGUs for which impairment was tested based on value-in-use,  the Group also assessed the recoverable amounts for property, plant and equipment about to be disposed or abandoned, and impairment losses of RMB16 million were provided during the year ended December 31, 2017 (2015: RMB10 million, 2016: RMB57 million).